Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value
	Fair value measurements
	December 31, 2022
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$500,316	-	-	$500,316
Total	$500,316	-	-	$500,316

	Fair value measurements
	March 31, 2023
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$780,153	-	-	$780,153
Total	$780,153	-	-	$780,153

	Fair value measurements
	December 31, 2022
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$500,316	-	-	$500,316
Total	$500,316	-	-	$500,316

	Fair value measurements
	December 31, 2021
(USD in thousands)	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$96,619	-	-	$96,619
Total	$96,619	-	-	$96,619